Capital, Share Premium, Reserves (Details) $ / shares in Units, € in Thousands, $ in Millions					12 Months Ended
	Jul. 09, 2021 USD ($)	Jul. 07, 2021 EUR (€) shares	Jul. 07, 2021 $ / shares shares	Sep. 21, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 30, 2022 EUR (€) shares	Jun. 08, 2022 EUR (€) shares	Feb. 10, 2022 EUR (€) shares	Nov. 25, 2021 EUR (€) shares	Nov. 04, 2021 EUR (€) shares	Oct. 11, 2021 EUR (€) shares	Sep. 30, 2021 EUR (€) shares	Sep. 10, 2021 EUR (€) shares	Jul. 09, 2021 EUR (€) shares	Jun. 23, 2021 EUR (€) shares	Feb. 22, 2021 EUR (€) shares
Capital, Share Premium, Reserves
Number of new shares issued | shares								10,000	38,920	25,000	25,000	90,000	110,000	27,000	82,500	10,000	60,000	10,000
Aggregate capital increase									€ 7,000	€ 129,000	€ 129,000	€ 600	€ 800	€ 140,000	€ 600	€ 120,000	€ 310,000	€ 52,000
Direct-attributable transaction costs				€ 6,500
Proceeds net of transaction costs					€ 255	€ 77,728	€ 103,583
IPO
Capital, Share Premium, Reserves
Number of new shares issued | shares		2,835,000	2,835,000
Share price | $ / shares			$ 30
Gross proceeds	$ 97.8	€ 85,100
Direct-attributable transaction costs		7,600
Proceeds net of transaction costs		€ 75,000
IPO | Underwriters
Capital, Share Premium, Reserves
Number of new shares issued | shares		425,250	425,250
Share price | $ / shares			$ 30
Share premium
Capital, Share Premium, Reserves
Aggregate capital increase								€ 119,000	€ 0
Direct-attributable transaction costs						€ 7,587	€ 6,578